CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Basic Materials - 5.5%
Metal Fabricating - 3.1%
Omega Flex, Inc.	374,370	$47,526,271
RBC Bearings, Inc. (a)	471,550	95,238,954
		142,765,225
Specialty Chemicals - 2.4%
Balchem Corporation	639,435	107,808,741

Consumer Discretionary - 7.4%
Home Improvement Retailers - 3.5%
SiteOne Landscape Supply, Inc. (a)	646,530	156,641,288

Recreational Products - 3.9%
Fox Factory Holding Corporation (a)	1,039,513	176,821,161

Consumer Staples - 1.1%
Nondurable Household Products - 1.1%
WD-40 Company	213,293	52,180,000

Health Care - 14.2%
Biotechnology - 1.0%
Vericel Corporation (a)	1,138,015	44,723,990

Health Care Services - 4.5%
Definitive Healthcare Corporation - Class A (a)	1,085,000	29,653,050
National Research Corporation	503,399	20,901,126
Omnicell, Inc. (a)	859,855	155,152,236
		205,706,412
Medical Equipment - 4.3%
CareDx, Inc. (a)	749,864	34,103,815
LeMaitre Vascular, Inc. (b)	1,274,721	64,029,236
Repligen Corporation (a)	362,735	96,066,737
		194,199,788
Medical Supplies - 4.4%
Merit Medical Systems, Inc. (a)	1,490,395	92,851,608

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 14.2% (Continued)
Medical Supplies - 4.4% (Continued)
Neogen Corporation (a)	2,316,272	$105,181,912
		198,033,520
Industrials - 30.7%
Building Materials: Other - 6.8%
Hillman Solutions Corporation (a)	4,957,850	53,296,887
Simpson Manufacturing Company, Inc.	866,415	120,492,334
Trex Company, Inc. (a)	978,485	132,124,830
		305,914,051
Building: Climate Control - 2.7%
AAON, Inc.	1,526,000	121,210,180

Construction - 2.0%
Construction Partners, Inc. - Class A (a) (b)	3,117,891	91,697,174

Defense - 4.5%
Axon Enterprise, Inc. (a)	573,110	89,978,270
Mercury Systems, Inc. (a)	2,089,523	115,049,136
		205,027,406
Diversified Industrials - 1.3%
ESCO Technologies, Inc.	674,005	60,653,710

Electronic Equipment: Control & Filter - 2.7%
Helios Technologies, Inc.	1,143,207	120,231,080

Electronic Equipment: Gauges & Meters - 2.7%
Mesa Laboratories, Inc. (b)	354,081	116,170,435
Transcat, Inc. (a)	47,957	4,432,666
		120,603,101
Engineering & Contracting Services - 3.1%
Exponent, Inc.	1,196,555	139,673,865

Industrial Support Services - 0.9%
Computer Services, Inc.	773,251	41,136,953

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 30.7% (Continued)
Machinery: Construction & Handling - 1.4%
Douglas Dynamics, Inc. (b)	1,680,465	$65,638,963

Machinery: Industrial - 2.6%
EVI Industries, Inc. (a)	519,322	16,218,426
John Bean Technologies Corporation	676,180	103,834,201
		120,052,627
Real Estate - 3.2%
Real Estate Services - 3.2%
FirstService Corporation	748,560	147,069,583

Technology - 30.1%
Computer Services - 1.3%
Workiva, Inc. (a)	443,300	57,846,217

Production Technology Equipment - 6.6%
Azenta, Inc.	892,000	91,974,120
Novanta, Inc. (a)	774,020	136,482,947
Rogers Corporation (a)	260,960	71,242,080
		299,699,147
Software - 22.2%
Altair Engineering, Inc. - Class A (a)	1,453,555	112,388,873
BlackLine, Inc. (a)	971,840	100,624,314
Descartes Systems Group, Inc. (The) (a)	1,851,846	153,110,627
Model N, Inc. (a) (b)	3,382,844	101,586,805
Paycor HCM, Inc. (a)	2,256,000	64,995,360
PROS Holdings, Inc. (a) (b)	2,398,840	82,735,992
Q2 Holdings, Inc. (a)	974,640	77,425,402
Shutterstock, Inc.	384,800	42,666,624
Simulations Plus, Inc. (b)	1,533,596	72,539,091
SPS Commerce, Inc. (a)	1,123,580	159,941,613
Vertex, Inc. - Class A (a) (b)	2,332,790	37,021,377
		1,005,036,078

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Telecommunications - 2.1%
Telecommunications Equipment - 2.1%
Vocera Communications, Inc. (a)	1,450,504	$94,050,679

Utilities - 3.9%
Waste & Disposal Services - 3.9%
Casella Waste Systems, Inc. - Class A (a)	2,045,385	174,716,787

Total Investments at Value - 98.2% (Cost $2,452,054,464)		$4,449,137,726

Other Assets in Excess of Liabilities - 1.8%		80,557,046

Net Assets - 100.0%		$4,529,694,772

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Basic Materials - 3.2%
Metal Fabricating - 1.9%
RBC Bearings, Inc. (a)	40,916	$8,263,805

Specialty Chemicals - 1.3%
Balchem Corporation	33,375	5,627,025

Consumer Discretionary - 14.9%
Consumer Services: Miscellaneous - 3.7%
IAA, Inc. (a)	126,365	6,396,596
Rollins, Inc.	286,137	9,788,747
		16,185,343
Education Services - 2.0%
Bright Horizons Family Solutions, Inc. (a)	69,520	8,751,178

Home Improvement Retailers - 2.4%
SiteOne Landscape Supply, Inc. (a)	42,765	10,361,104

Hotels & Motels - 2.0%
Vail Resorts, Inc.	27,120	8,892,648

Recreational Products - 3.5%
Pool Corporation	27,370	15,491,420

Recreational Vehicles & Boats - 1.3%
LCI Industries	36,975	5,763,293

Health Care - 19.9%
Health Care Services - 5.7%
Definitive Healthcare Corporation - Class A (a)	146,135	3,993,870
Health Catalyst, Inc. (a)	98,705	3,910,692
Omnicell, Inc. (a)	94,635	17,075,939
		24,980,501
Medical Equipment - 3.7%
CareDx, Inc. (a)	75,264	3,423,007

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Medical Equipment - 3.7% (Continued)
Repligen Corporation (a)	47,980	$12,707,023
		16,130,030
Medical Supplies - 10.5%
Bio-Techne Corporation	22,460	11,619,456
Merit Medical Systems, Inc. (a)	133,508	8,317,548
Neogen Corporation (a)	160,086	7,269,505
Teleflex, Inc.	21,265	6,985,127
West Pharmaceutical Services, Inc.	25,709	12,057,778
		46,249,414
Industrials - 33.7%
Aerospace - 1.9%
HEICO Corporation - Class A	63,455	8,155,237

Building Materials: Other - 7.2%
Hillman Solutions Corporation (a)	368,010	3,956,108
Simpson Manufacturing Company, Inc.	45,915	6,385,399
Trex Company, Inc. (a)	94,090	12,704,973
Watsco, Inc.	27,130	8,488,434
		31,534,914
Construction - 1.9%
Construction Partners, Inc. - Class A (a)	280,165	8,239,653

Containers & Packaging - 1.4%
AptarGroup, Inc.	51,080	6,256,278

Defense - 4.5%
Axon Enterprise, Inc. (a)	56,545	8,877,565
Mercury Systems, Inc. (a)	198,825	10,947,305
		19,824,870
Electronic Equipment: Gauges & Meters - 1.6%
Cognex Corporation	92,585	7,199,410

Engineering & Contracting Services - 3.4%
Exponent, Inc.	127,405	14,871,986

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 33.7% (Continued)
Machinery: Construction & Handling - 1.5%
Douglas Dynamics, Inc.	172,207	$6,726,405

Machinery: Engines - 1.3%
Generac Holdings, Inc. (a)	15,640	5,504,029

Machinery: Industrial - 2.6%
EVI Industries, Inc. (a)	126,400	3,947,472
John Bean Technologies Corporation	48,605	7,463,784
		11,411,256
Machinery: Specialty - 2.0%
Graco, Inc.	109,540	8,831,115

Professional Business Support Services - 2.3%
Fair Isaac Corporation (a)	23,355	10,128,363

Transaction Processing Services - 2.1%
Jack Henry & Associates, Inc.	53,720	8,970,703

Real Estate - 2.7%
Real Estate Services - 2.7%
FirstService Corporation	60,510	11,888,400

Technology - 20.0%
Computer Services - 5.1%
Gartner, Inc. (a)	20,240	6,766,637
Tyler Technologies, Inc. (a)	19,830	10,667,549
Workiva, Inc. (a)	40,115	5,234,606
		22,668,792
Production Technology Equipment - 1.8%
Novanta, Inc. (a)	44,120	7,779,680

Software - 13.1%
Altair Engineering, Inc. - Class A (a)	82,570	6,384,312
Avalara, Inc. (a)	38,455	4,964,925
Descartes Systems Group, Inc. (The) (a)	141,875	11,730,225

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Technology - 20.0% (Continued)
Software - 13.1% (Continued)
Five9, Inc. (a)	38,620	$5,303,298
Guidewire Software, Inc. (a)	65,745	7,464,030
Lightspeed Commerce, Inc. (a)	96,600	3,905,538
Q2 Holdings, Inc. (a)	106,155	8,432,953
SPS Commerce, Inc. (a)	65,084	9,264,707
		57,449,988
Utilities - 4.2%
Waste & Disposal Services - 4.2%
Casella Waste Systems, Inc. - Class A (a)	213,975	18,277,744

Total Investments at Value - 98.6% (Cost $280,240,271)		$432,414,584

Other Assets in Excess of Liabilities - 1.4%		6,284,700

Net Assets - 100.0%		$438,699,284

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Consumer Discretionary - 19.1%
Consumer Services: Miscellaneous - 8.1%
Copart, Inc. (a)	575	$87,181
Rollins, Inc.	1,605	54,907
		142,088
Education Services - 2.2%
Bright Horizons Family Solutions, Inc. (a)	310	39,023

Hotels & Motels - 2.4%
Vail Resorts, Inc.	130	42,627

Recreational Products - 4.0%
Pool Corporation	125	70,750

Specialty Retail - 2.4%
Tractor Supply Company	175	41,755

Financials - 2.9%
Financial Data Providers - 2.9%
FactSet Research Systems, Inc.	105	51,031

Health Care - 24.5%
Health Care Services - 2.9%
Veeva Systems, Inc. - Class A (a)	200	51,096

Medical Equipment - 8.0%
IDEXX Laboratories, Inc. (a)	90	59,262
Masimo Corporation (a)	130	38,061
STERIS plc	175	42,597
		139,920
Medical Supplies - 13.6%
Align Technology, Inc. (a)	80	52,574
Bio-Techne Corporation	125	64,668
Teleflex, Inc.	120	39,418
West Pharmaceutical Services, Inc.	175	82,076
		238,736

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Industrials - 20.2%
Aerospace - 3.1%
HEICO Corporation - Class A	420	$53,978

Containers & Packaging - 2.1%
Ball Corporation	380	36,583

Electronic Equipment: Gauges & Meters - 1.3%
Cognex Corporation	305	23,717

Electronic Equipment: Pollution Control - 1.5%
Xylem, Inc.	220	26,382

Machinery: Engines - 1.0%
Generac Holdings, Inc. (a)	50	17,596

Machinery: Specialty - 2.8%
Graco, Inc.	615	49,581

Professional Business Support Services - 5.5%
TransUnion	300	35,574
Verisk Analytics, Inc.	270	61,758
		97,332
Transaction Processing Services - 2.9%
Jack Henry & Associates, Inc.	300	50,097

Real Estate - 3.4%
Real Estate Services - 3.4%
CoStar Group, Inc. (a)	760	60,063

Technology - 23.9%
Computer Services - 6.1%
Gartner, Inc. (a)	170	56,835
Tyler Technologies, Inc. (a)	95	51,105
		107,940
Software - 17.8%
ANSYS, Inc. (a)	170	68,190

CONESTOGA MID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.3% (Continued)	Shares	Value
Technology - 23.9% (Continued)
Software - 17.8% (Continued)
Avalara, Inc. (a)	190	$24,531
Coupa Software, Inc. (a)	115	18,176
Five9, Inc. (a)	160	21,971
Fortinet, Inc. (a)	190	68,287
Guidewire Software, Inc. (a)	265	30,085
Lightspeed Commerce, Inc. (a)	340	13,746
Qualtrics International, Inc. - Class A (a)	720	25,488
Roper Technologies, Inc.	85	41,808
		312,282
Utilities - 3.3%
Waste & Disposal Services - 3.3%
Waste Connections, Inc.	420	57,233

Total Investments at Value - 97.3% (Cost $1,608,650)		$1,709,810

Other Assets in Excess of Liabilities - 2.7%		47,343

Net Assets - 100.0%		$1,757,153

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MICRO CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Basic Materials - 1.9%
Metal Fabricating - 1.9%
Omega Flex, Inc.	461	$58,524

Consumer Staples - 2.1%
Food Products - 2.1%
Laird Superfood, Inc. (a)	4,950	64,548

Financials - 3.0%
Insurance - 3.0%
Palomar Holdings, Inc. (a)	1,386	89,771

Health Care - 37.1%
Biotechnology - 7.4%
Codexis, Inc. (a)	3,971	124,173
Vericel Corporation (a)	2,549	100,176
		224,349
Health Care Services - 6.1%
Health Catalyst, Inc. (a)	2,492	98,733
U.S. Physical Therapy, Inc.	899	85,899
		184,632
Medical Equipment - 16.5%
BioLife Solutions, Inc. (a)	2,899	108,046
Intricon Corporation (a)	5,670	91,684
NanoString Technologies, Inc. (a)	2,300	97,129
OrthoPediatrics Corporation (a)	1,801	107,808
Semler Scientific, Inc. (a)	1,066	97,699
		502,366
Medical Equipment & Devices - 3.8%
Thunderbird Entertainment Group, Inc. (a)	32,926	114,075

Medical Services - 3.3%
Alpha Teknova, Inc. (a)	4,926	100,885

CONESTOGA MICRO CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 33.5%
Construction - 6.5%
Construction Partners, Inc. - Class A (a)	3,763	$110,670
Willdan Group, Inc. (a)	2,456	86,451
		197,121
Electronic Equipment: Gauges & Meters - 7.2%
Mesa Laboratories, Inc.	291	95,474
Transcat, Inc. (a)	1,325	122,470
		217,944
Industrial Support Services - 17.2%
Computer Services, Inc.	1,862	99,058
CryoPort, Inc. (a)	1,632	96,565
i3 Verticals, Inc. - Class A (a)	5,287	120,491
NV5 Global, Inc. (a)	929	128,313
ShotSpotter, Inc. (a)	2,665	78,671
		523,098
Machinery: Construction & Handling - 2.6%
Douglas Dynamics, Inc.	1,987	77,612

Technology - 11.5%
Software - 11.5%
Model N, Inc. (a)	3,868	116,156
PROS Holdings, Inc. (a)	2,988	103,056
Simulations Plus, Inc.	2,483	117,446
Tecsys, Inc.	285	11,605
		348,263
Telecommunications - 7.9%
Telecommunications Equipment - 7.9%
Digi International, Inc. (a)	5,530	135,872

CONESTOGA MICRO CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Telecommunications - 7.9% (Continued)
Telecommunications Equipment - 7.9% (Continued)
Vocera Communications, Inc. (a)	1,603	$103,939
		239,811

Total Investments at Value - 97.0% (Cost $2,240,002)		$2,942,999

Other Assets in Excess of Liabilities - 3.0%		90,706

Net Assets - 100.0%		$3,033,705

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.